Results by business segment (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Disclosure of operating segments

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$16,074	$4,495	$–	$3,379	$1,181	$25,129	$18,752	$5,065	$1,312
Non-interest income	6,046	13,049	5,675	7,672	(1,442)	31,000	14,851	8,563	7,586
Total revenue	22,120	17,544	5,675	11,051	(261)	56,129	33,603	13,628	8,898
Provision for credit losses	1,579	328	–	561	–	2,468	1,648	784	36
Insurance policyholder benefits, claims and acquisition expense	–	–	4,022	–	–	4,022	2,161	–	1,861
Non-interest expense	9,215	14,128	653	6,509	668	31,173	15,319	11,177	4,677
Net income (loss) before income taxes	11,326	3,088	1,000	3,981	(929)	18,466	14,475	1,667	2,324
Income taxes (recoveries)	3,060	661	197	(158)	(160)	3,600	4,770	(1,103)	(67)
Net income	$8,266	$2,427	$803	$4,139	$(769)	$14,866	$9,705	$2,770	$2,391
Non-interest expense includes:
Depreciation and amortization	$961	$1,234	$58	$509	$–	$2,762	$1,570	$836	$356
Impairment of other intangibles	13	81	1	2	11	108	28	65	15

Total assets	$636,046	$179,227	$22,591	$1,100,172	$66,956	$2,004,992	$1,042,663	$639,296	$323,033
Total assets include:
Additions to premises and equipment and intangibles	$463	$1,008	$53	$311	$639	$2,474	$1,334	$700	$440

Total liabilities	$635,952	$177,389	$23,355	$1,099,893	$(49,357)	$1,887,232

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Capital Markets (1), (3)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$14,019	$3,886	$–	$4,944	$(132)	$22,717	$15,761	$5,423	$1,533
Non-interest income	6,124	12,357	3,510	5,005	(728)	26,268	13,508	6,364	6,396
Total revenue	20,143	16,243	3,510	9,949	(860)	48,985	29,269	11,787	7,929
Provision for credit losses	463	33	–	(13)	1	484	600	60	(176)
Insurance policyholder benefits, claims and acquisition expense	–	–	1,783	–	–	1,783	(466)	–	2,249
Non-interest expense	8,437	12,015	588	5,816	(247)	26,609	13,648	9,006	3,955
Net income (loss) before income taxes	11,243	4,195	1,139	4,146	(614)	20,109	15,487	2,721	1,901
Income taxes (recoveries)	2,873	985	282	778	(616)	4,302	3,615	452	235
Net income	$8,370	$3,210	$857	$3,368	$2	$15,807	$11,872	$2,269	$1,666
Non-interest expense includes:
Depreciation and amortization	$942	$1,109	$57	$514	$12	$2,634	$1,617	$776	$241
Impairment of other intangibles	11	2	2	3	–	18	11	5	2

Total assets	$602,824	$198,380	$21,918	$1,033,978	$60,119	$1,917,219	$992,485	$570,255	$354,479
Total assets include:
Additions to premises and equipment and intangibles	$394	$2,347	$49	$258	$630	$3,678	$1,263	$666	$1,749

Total liabilities	$602,741	$198,329	$22,588	$1,033,689	$(48,303)	$1,809,044

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation.